GROUP STRUCTURE (Details 6) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current assets	$ 3,965	$ 3,386
Current assets	2,380	1,336
Total assets	6,345	4,722
Non-current Liabilities	1,748	1,788
Current Liabilities	1,302	521
Total liabilities	3,050	2,309
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Non-current assets	151	112	$ 227
Current assets	13	7	16
Total assets	164	119	243
Non-current Liabilities	52	17	25
Current Liabilities	26	29	53
Total liabilities	78	46	78
Production cost	$ 99	$ 94	$ 85